Provisions for pensions - France (Details) - France - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	$ 819
Weighted average duration of defined benefit obligation	14 years 1 month 6 days	14 years 2 months
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 19,122	$ 16,338
Service cost	1,154	733
Borrowing costs	539	596
Actuarial differences	(1,035)	2,039
Benefits paid	(894)	(1,200)
Exchange differences	(1,144)	616
Obligations at end of year	$ 17,742	$ 19,122
Discount rates
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Change in discount	1.00%	1.00%
Change in provision	$ 1,543	$ 2,216
Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.40%	3.15%
Expected inflation rate	2.20%	2.20%
Minimum | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
Retirement age	64 years	64 years
Maximum | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
Retirement age	65 years	65 years